Post employment benefits - Defined benefit plans (Details) € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)
Defined Benefit Pension Plan
Post employment benefits
Plan (deficit) or surplus	€ 172		€ 378
Contributions to be paid in next fiscal year	71
Vodafone UK plan | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus		£ 248	282
Vodafone section
Post employment benefits
Plan (deficit) or surplus	58		233
Vodafone section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus		97	110
CWW section
Post employment benefits
Plan (deficit) or surplus	€ 188		285
CWW section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus		£ 151	€ 172